Financial guarantee liabilities and financial guarantee assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financial guarantee liabilities and financial guarantee assets
Balance at beginning of the year	¥ 13,736		¥ 20,260	¥ 101,933
Fair value of financial guarantee liabilities upon the inception of new loans	2,840		20,511	56,810
Release of financial guarantee liabilities upon repayment	(9,662)		(27,035)	(138,483)
Balance at the end of the year	¥ 6,914	$ 1,002	¥ 13,736	¥ 20,260